Notes Payable - Term Loan Due to Former Non-Controlling Interest Holder (Details) - Notes Payable - USD ($) $ in Thousands	1 Months Ended
	May 31, 2020	Jun. 30, 2018	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized discount				$ 571
Balance outstanding, end of period				38,295
Term Loan Due To Former Non-Controlling Interest Holder
Debt Instrument [Line Items]
Payment to acquire noncontrolling interest		$ 8,100
Fixed interest rate, quarterly		4.50%
Fixed interest rate, annual		(18.00%)
Unamortized discount	$ 200
Prepayment of debt, principal and interest	$ 1,500
Balance outstanding, end of period			$ 1,000	$ 5,800	$ 7,200
Term Loan Due To Former Non-Controlling Interest Holder | Common Stock Warrants [Member]
Debt Instrument [Line Items]
Warrants issued	400,000